Financial Risk Management - Summary of Groups Retail and Credit Card Loans (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 221,836,965	₩ 209,737,354
Loans
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 224,301,522	₩ 212,042,260
Portionof Retail And Credit Card Loans	100.00%	100.00%
Allowances
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ (2,464,557)	₩ (2,304,906)
Housing
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	103,989,174	96,914,307
Housing | Loans
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 104,273,035	₩ 97,142,065
Portionof Retail And Credit Card Loans	46.49%	45.81%
Housing | Allowances
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ (283,861)	₩ (227,758)
General
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	95,246,057	91,408,902
General | Loans
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 96,550,013	₩ 92,550,224
Portionof Retail And Credit Card Loans	43.04%	43.65%
General | Allowances
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ (1,303,956)	₩ (1,141,322)
Credit card
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	22,601,734	21,414,145
Credit card | Loans
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 23,478,474	₩ 22,349,971
Portionof Retail And Credit Card Loans	10.47%	10.54%
Credit card | Allowances
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ (876,740)	₩ (935,826)